Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

As previously reported, on February 13, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and among the Company, FlyX Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of flyExclusive (“Merger Sub”), Jet.AI Inc., a Delaware corporation (“Jet.AI”) and Jet.AI SpinCo, Inc., a Delaware corporation, and a wholly owned subsidiary of Jet.AI (“SpinCo”), pursuant to which (i) as a condition to closing the transaction, Jet.AI will distribute all of the shares of SpinCo, on a pro rata basis, to the stockholders of Jet.AI (the “Distribution”) and (ii) the Merger Sub will merge with and into SpinCo (the “Merger”) with SpinCo surviving the Merger as a wholly owned subsidiary of the Company. The parties to the Merger Agreement entered into an Amended and Restated

Agreement and Plan of Merger and Reorganization (the “A&R Merger Agreement”) on May 6, 2025 and executed Amendment No. 1 and Amendment No. 2 to the A&R Merger Agreement on July 30, 2025 and October 10, 2025, respectively.

On January 13, 2026, the parties to the A&R Merger Agreement, as amended, executed Amendment No. 3 to the A&R Merger Agreement, as amended, to extend the Outside Date (as defined in the A&R Merger Agreement) from December 31, 2025 to April 30, 2026.

On January 9, 2026, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Lucid Capital Markets, LLC, as representative of the several underwriters named therein (the “Lucid”). Pursuant to the Underwriting Agreement, the Company agreed to sell 2,255,639 shares of the Company’s Class A common stock, $0.0001 par value per share (“Common Stock”), to Lucid at a public offering price of $6.65 per share, less underwriting discounts and commissions.

On February 10, 2026, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Lucid Capital Markets, LLC (the “Agent”) pursuant to which the Company may offer and sell shares of the Company’s Class A common stock, $0.0001 par value per share (“Common Stock”), from time to time, to or through the Agent, acting as sales agent or principal. In connection with the entry into the ATM Agreement, the Company and Lucid amended the Underwriting Agreement to terminate Lucid’s 45-day over-allotment option to purchase up to an additional 222,833 shares of the Company’s Class A common stock.

The offer and sale of shares of Common Stock through the Agent will be made pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-287720) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on June 30, 2025, and a related prospectus supplement filed with the SEC on February 10, 2026 pursuant to Rule 424(b) (the “Prospectus Supplement”) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to the Prospectus Supplement, the Company may offer and sell up to a maximum of $6,917,931 of shares of Common Stock under the ATM Agreement.

As previously reported, on January 26, 2024, FlyExclusive Jet Share, LLC (the “Borrower”), a wholly-owned indirect subsidiary of flyExclusive, Inc. (“flyExclusive,” and together with LGM Enterprises, LLC as guarantors; in such capacity, the “Parent Guarantors”), entered into a Senior Secured Note (the “Senior Secured Note”) with ETG FE LLC (the “Noteholder”), Kroll Agency Services, Limited, as administrative agent (the “Administrative Agent”), and Kroll Trustee Services, Limited, as collateral agent (the “Collateral Agent”). The Senior Secured Note covers borrowings of an initial aggregate principal amount of approximately $25.8 million, up to $25.0 million of which was to finance the purchase or refinancing of aircraft relating to flyExclusive’s fractional ownership program.

On February 16, 2026, the parties to the Senior Secured Note executed the First Amendment to the Senior Secured Note, effective as of January 26, 2026 (the “Amendment”), which, among other things, extended the Maturity Date to January 26, 2028.

The Amendment also revised the Applicable Rate of interest to mean either (i) a 15.00% annual rate for any period during which the Outstanding Principal Amount equals or exceeds $12,500,000, or (ii) a 13.00% annual rate for any period during which the Outstanding Principal Amount is less than $12,500,000.

Further, the Amendment eliminated the revolving Advance feature of the Senior Secured Note, provided for $26,542 of certain reimbursable expenses of the Initial Noteholders to be added to the Outstanding Principal amount of the Loans, and revised the amortization to require principal repayments in the amount of $2,400,000 in consecutive quarterly installments on the last day of each of March, June, September, and December, commencing on June 30, 2026.

The Amendment also added a $386,697.94 non-refundable fee payable by the Borrower to the Administrative Agent (the “Back End Fee”). The Back End Fee is payable on the earliest to occur of (i) Payment in Full, or (ii) the entirety of the Outstanding Principal Amount becoming due and payable, whether on the Maturity Date, by acceleration, or otherwise.

On February 18, 2026, Thomas James Segrave, Jr., redeemed 10 million LGM units in exchange for 10 million shares of the Company’s Class A common stock in accordance with the Amended and Restated Operating Agreement of LGM Enterprises, LLC (the “Redemption”). In connection with the Redemption, Mr. Segrave contemporaneously and automatically surrendered to the Company 10 million shares of the Company’s Class B common stock, for no additional consideration, pursuant to the Company’s Second Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”). The Company is obligated under the Certificate of Incorporation to retire the surrendered shares of Class B common stock and cannot reissue such shares.